CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	10,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, Outstanding	0	0
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	134,050,472
Common stock, issued	125,257,233	18,221,069
Common stock, outstanding	125,257,233	18,221,069
Redeemable Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	0	80,974,757
Preferred stock, shares issued	0	77,696,679
Preferred stock, Outstanding	0	77,696,679